Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Automotive Rentals, Inc. (the “Company”)
BofA Securities, Inc.
(together, the “Specified Parties”)

Re:  ARI Fleet Lease Trust 2025-B – Lease Data File and Disposition Data File Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “2025-B Selected Pool.xlsx” (the “Lease Data File”) provided by the Company on March 31, 2025, containing information on 17,672 automobile lease contracts (the “Leases”) as of February 28, 2025 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by ARI Fleet Lease Trust 2025-B, and (ii) an electronic data file entitled “Dispositions Detail 2024.xlsx” (the “Disposition Data File”) provided by the Company on March 31, 2025, containing certain information related to dispositions of Leases by the Company during calendar year 2024. The Company is responsible for the specified attributes identified by the Company in the Lease Data File and Disposition Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Lease Data File and Disposition Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, number of months, and percentages were within $1.00, 0.1 months, and 0.01%, respectively.

•	The term “Lease File Documents” means the following information provided by the Company:

-	Motor Vehicle Lease Agreement
-	Certificate of Insurance Coverage

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

-	Certificate of Liability Insurance
-	Certificate of Self-Insurance
-	Company’s asset system - Vehicle Information Inquiry
-	Company’s GDT internal accounting system of record - Vehicle Master Inquiry, Billing History File Inquiry and Client Profile Account Summary

The Lease File Documents were represented by the Company to be either the original Lease File Documents, a copy of the original Lease File Documents, and/or electronic records contained within the Company’s asset system and GDT internal accounting system of record. We make no representation regarding the validity or accuracy of these documents or the execution of the Motor Vehicle Lease Agreement by the lessee.

•
The term “Title Documents” means a Certificate of Title, Apportioned Registration, Lien Statement, Application for Title or Lien Statement, Lease and Title Instructions, or information in the Vehicle Information Inquiry provided by the Company.

•	The term “Rate History Schedule” means an electronic data file (“Rate Sheet.xlsx”) provided by the Company on April 4, 2025, containing certain index rate history information.

•
The term “Additional Insured Schedule” mean an electronic data file (“Additional Insured Schedule _Titling Trust Owner Schedule_ARI 2025-B.xlsx”) provided by the Company on April 14, 2025, containing a listing of (i) insured entities and (ii) abbreviations that are acceptable variations of “Automotive Rentals, Inc.” attached hereto as Exhibit C.

•
The term “Titling Trust Owners Schedule” means an electronic data file (“Additional Insured Schedule _Titling Trust Owner Schedule_ARI 2025-B.xlsx”) provided by the Company on April 14, 2025, containing a listing of titling company names and abbreviations that are acceptable variations of “Automotive Rentals, Inc.” attached hereto as Exhibit D.

•	The term “Source Documents” means the Lease File Documents, Title Documents, Rate History Schedule, Additional Insured Schedule, and Titling Trust Owners Schedule.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the “Source Documents/Instructions” column below.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

I.	The Lease Data File

A.
We randomly selected a sample of 150 Leases from the Lease Data File (the “Sample Leases”). A listing of the Sample Leases is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Leases we were instructed to randomly select from the Lease Data File.

B.
For each Sample Lease, we compared or recomputed the specified attributes in the Lease Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Lease Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Source Documents/Instructions
VEHICLE NO	Motor Vehicle Lease Agreement, Vehicle Information Inquiry
LESSEE CODE	Motor Vehicle Lease Agreement, Vehicle Information Inquiry
END BALANCE	Billing History File Inquiry
TERM	Motor Vehicle Lease Agreement
DELIV DATE	Motor Vehicle Lease Agreement
TITLE STATE
Title Documents
For Sample Leases for which the TITLE STATE value is not populated, observe (i) the existence of an Application for Title or (ii) “Title Location” or “Document LOC” in the Vehicle Information Inquiry stated “PENDING.”

CAP COST	Motor Vehicle Lease Agreement
MTHLY AMORT	Billing History File Inquiry
BILLED RATE
Motor Vehicle Lease Agreement, Vehicle Master Inquiry, Rate History Schedule.
For floating rate assets, for which the Motor Vehicle Lease Agreement “Int-Type” field is “Float” or for which the Vehicle Master Inquiry “Lease Type” field is “Plateau,” add the applicable index rate from the Rate History Schedule to the “Mark Up” value in the Vehicle Master Inquiry.

MAKE	Motor Vehicle Lease Agreement If the MAKE in the Lease Data File contained more than 10 characters, only compare the first 10 characters to the Motor Vehicle Lease Agreement.
MODEL	Motor Vehicle Lease Agreement, Vehicle Information Inquiry
ADMIN AMT	Motor Vehicle Lease Agreement, Billing History File Inquiry
OPEN/CLOSE	Vehicle Lease Agreement

We found such information to be in agreement without exception.

C.	We performed the following additional procedures for each Sample Lease:

•	We compared the name of the owner stated on the Title Documents to the corresponding information in the Titling Trust Owners Schedule or Vehicle Information Inquiry.

•	We observed an internal approval date was populated in the “Last Review” field in the Client Profile Account Summary. We make no representation regarding the validity of such approval.

•	We observed the Motor Vehicle Lease Agreement was signed. We make no representation regarding the validity of the signature.

•
We observed the existence of a Certificate of Insurance Coverage, a Certificate of Liability Insurance, or Certificate of Self-Insurance and identified one of the names on the Additional Insured Schedule as an Additional Insured party or the Certificate Holder.

We found such information to be in agreement without exception and/or present.

II.	The Disposition Data File

A.
We randomly selected a sample of 40 dispositions from the Disposition Data File (the “Sample Dispositions”). A listing of the Sample Dispositions is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of dispositions that we were instructed to randomly select from the Disposition Data File.

B.
For each Sample Disposition, we compared or recomputed the specified attributes in the Disposition Data File listed below to the corresponding information including in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Disposition Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Source Documents/Instructions
ORIGINATION DATE	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
CLIENT NAME	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
MAKE	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
MODEL (excluding trim or engine type)	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
CAP COST	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
BOOK VALUE AT SALE	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
YEAR	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
SALE PROCEEDS	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
GAIN-LOSS AMOUNT	Recompute as the difference between BOOK VALUE AT SALE and SALE PROCEEDS in the Vehicle Master Inquiry.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Lease Data File and Disposition Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Lease Data File, Disposition Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Leases, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Leases being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
May 2, 2025

Exhibit A
The Sample Leases

Sample Lease Number	ICN No	Sample Lease Number	ICN No	Sample Lease Number	ICN No
1	****5831	51	****5483	101	****6838
2	****3212	52	****3277	102	****6432
3	****8135	53	****0350	103	****1834
4	****0745	54	****9013	104	****0029
5	****7446	55	****6134	105	****9492
6	****9298	56	****6287	106	****9184
7	****2081	57	****2431	107	****1883
8	****1409	58	****2052	108	****8114
9	****4885	59	****4902	109	****9184
10	****1567	60	****3132	110	****7262
11	****1211	61	****1844	111	****7021
12	****9827	62	****6338	112	****1547
13	****2135	63	****6065	113	****4233
14	****3332	64	****5987	114	****8233
15	****2012	65	****9611	115	****6864
16	****2784	66	****5237	116	****2574
17	****8124	67	****4063	117	****8208
18	****8737	68	****8005	118	****9180
19	****4975	69	****4889	119	****9179
20	****4443	70	****9548	120	****4019
21	****5647	71	****0056	121	****8712
22	****2562	72	****8059	122	****5049
23	****9893	73	****5388	123	****1857
24	****1883	74	****4052	124	****4838
25	****6473	75	****7649	125	****9445
26	****6497	76	****6366	126	****1413
27	****8420	77	****2561	127	****7641
28	****1355	78	****4260	128	****4033
29	****4430	79	****2345	129	****7586
30	****4671	80	****4161	130	****2755
31	****9969	81	****3769	131	****1594
32	****4836	82	****2336	132	****1152
33	****8923	83	****3512	133	****7363
34	****9699	84	****2447	134	****0369
35	****0630	85	****4129	135	****7228
36	****1068	86	****9697	136	****4415
37	****1384	87	****3536	137	****2464
38	****5282	88	****5998	138	****1952
39	****3247	89	****2679	139	****8851
40	****2687	90	****7140	140	****3762
41	****2852	91	****7336	141	****5434
42	****5323	92	****4847	142	****4671
43	****0532	93	****6906	143	****3000
44	****0297	94	****4483	144	****6122
45	****2107	95	****1686	145	****6777
46	****6023	96	****2091	146	****1982
47	****8644	97	****3146	147	****6071
48	****8808	98	****1569	148	****6728
49	****9882	99	****3983	149	****3193
50	****5970	100	****4950	150	****6496

Exhibit B
The Sample Dispositions

Sample Disposition Number	ICN
1	****555
2	****6506
3	****0364
4	****3708
5	****1270
6	****6065
7	****2014
8	****2506
9	****8365
10	****9304
11	****6013
12	****6460
13	****6220
14	****0039
15	****7891
16	****3206
17	****1580
18	****5518
19	****3912
20	****6396
21	****3089
22	****3930
23	****1006
24	****8698
25	****7847
26	****3963
27	****9997
28	****8266
29	****8570
30	****1623
31	****7042
32	****7968
33	****0303
34	****0121
35	****1971
36	****252
37	****4079
38	****2080
39	****4673
40	****7656

Exhibit C
Additional Insured Schedule

Automotive Rentals, Inc. & ARI Fleet LT
Automotive Rental, Inc. & ARI Fleet LT
Automotive Rental, Inc
Automotive Rentals, Inc
ARI FLEET LT
Automotive Rentals, Inc.
Automotive Rental, Inc.
ARI
ARI & Enterprise Rent-a-Car
Automotive Resources International, Automotive Rentals, Inc. & ARI Fleet LT
ARI, ARI Fleet LT & Automotive Rental Inc
ARI Fleet LT and Automotive Rentals Inc
Automotive Rental Inc and ARI Fleet LT
AUTOMOTIVE RENTALS,INC. AND ARI FLEET LT
Automotive Rentals, Inc & ARI Fleet, LT
Automotive Rentals Inc & ARI Fleet LT.
ARI, Automotive Rentals Inc and ARI Fleet LT
ARI Fleet LT Automotive Rentals Inc
Automotive Rentals Inc. And ARI Fleet LT
Automotive Rentals, Inc and ARI Fleet LT
Automotive Rentals, Inc. and ARI Fleet LT
ARI & ARI Fleet LT
ARI Fleet LT & Automotive Rentals, Inc
ARI Fleet LT and Automotive Rentals Inc.
ARI Fleet LT and Automotive Rentals, Inc
ARI FLEET LT AUTOMOTIVE RENTALS INC.
ARI, Automotive Rentals Inc. and ARI Fleet LT
Auto motive Rental, Inc. AND Ari Fleet LT
Automotive Rentals Inc & ARI Fleet LT
Automotive Rentals Inc.
Automotive Rentals Inc. ARI Fleet LT
Automotive Rentals, Inc & ARI Fleet LT.
Automotive Rentals, Inc. AND ARI Fleet LT.
Automotive Rentals, Inc. ARI Fleet LT
Automotive Rentals, Inc., and ARI Fleet LT
Automotive Resources International (ARI) and ARI Fleet LT
Automotive Resources International and ARI Fleet LT
ARI FLEET INC
ARI FLEET
Automotive Rental Inc. and ARI Fleet LT
Automotive Rental, Inc. AND Ari Fleet LT
ARI & ARI FLEET, LT
Automotive Rentals Inc and ARI Fleet LT
ARI (Automotive Rentals, Inc.) and ARI Fleet LT

  Exhibit C
Additional Insured Schedule (continued)

ARI,ARI Fleet LT & Automotive Rental, Inc.
Automobile Rentals, Inc. AND ARI Fleet LT
Automotive Rentals Inc. & ARI Fleet LT
AUTOMOTIVE RENTALS INC. & ARI FLEET LT
ARI, Automotive Rentals Inc., ARI and ARI Fleet LT
ARI, Automotive Rentals Inc. ARI Fleet LT
ARI Fleet LT and Automotive Rentals, Inc.
Automotive Rentals, Inc. & ARI Fleet LET
Automotive Rentals, Inc.;ARI Fleet LT
ARI FLEET ADMINISTRATION
ARI, Automotive Rentals, Inc. & ARI Fleet LT
Automotive Rentals, Inc ARI Fleet LT
ARI, Automotive Rentals, Inc. and ARI Fleet LT
ARI, Automotive Rentals Inc., and ARI Fleet LT
Automotive Rentals, Inc., ARI Fleet LT
ARI, AUTOMOTIVE RENTALS INC & ARI FLEET LT
ARI, AUTOMOTIVE RENTALS, INC.,ARI FLEET LT
ARI, Automotive Rentals Inc, and ARI Fleet LT
Automotive Rentals & ARI Fleet, LT
Automotive Rental, Inc and ARI Fleet LT
Automotive Rentals, Inc & ARI Fleet LT
ARI, Automotive Rentals, Inc., ARI Fleet LT
ARI, Automotive Rentals Inc., ARI Fleet LT
Holman Enterprises
Automotive Rentals, Inc. (ARI Fleet)
Automotive Rentals, Inc. and Holman and ARI Fleet LT
Automotive Rentals Inc. and ARI Fleet
Automotive Rentals and ARI Fleet LT
Automotive Rentals, Inc and ARI Fleet
Automotive Resources International (ARI)
ARI, Automotive Rentals Inc. & ARI Fleet LT
AUTOMOTIVE RENTALS, INC. AND ARI FLEET LT

Exhibit D
Titling Trust Owners Schedule

ARI FLEET LT
ARI FLEET LT LTD
ARI FLEET LT LSR
ARI FLEET LT INC
ARI FLEET LT, A BUSINESS TRUST
ARI FLEET (BUSINESS TRUST)
ARI TRUST
ARI FLEET LT A BUISNESS TRUST
ARI FLEET LT A BUSINESS TRUST
ARI FLEET LT A BUSINESS TRUSTLSR
ARI FLEET LT LESSOR COG OPERATING LLC LESSEE
ARI FLEET LT-LESSOR
LSR ARI FLEET LT
ARI FLEET LT LESSOR
ARI FLEET LT-LSR
ARI FLEET LT INC LSR
ARI Fleet LT %AmerisourceBergen Corp
ARI Fleet LT (Lessor)
ARI Fleet LT A Business Trust
ARI Fleet LT C/O PAR Electrical Contractors
ARI FLEET LT INC
ARI Fleet LT Lessor
ARI Fleet LT LSR
ARI FLEET LT LSR ALLIED UNIVERSAL
ARI FLEET LT LSR ROAD FITTERS LSE
ARI Fleet LT Ltd
LSR ARI FLEET LT
ARI FLEET LT C/O NCR CORPORATION
ARI FLEET LT % PAR ELECTRICAL CONTRACTORS LLC
ARI FLEET LT LESSOR WOOD GROUP USA INC
ARI FLEET LT LSR TRANE TECHNOLOGY COMPANY LLC LSE
ARI FLEET LT % INSITUFORM TECHNOLOGIES LLC
ARI FLEET LSR
ARI FLEET LT % PAR ELECTRICAL CONTRACTORS
ARI FLEET LT LESSOR AMERIPRIDE SERVICES
ARI FLEET LT % ARAMARK SERVICES INC
ARI FLEET CT %WILLIAMS STRATEGIC SOURCING CO LLC
ARI FLEET LT LESSOR PUBLIC SERVICE
ARI FLEET LT LESSOR TARGA MIDSTREAM
ari
ARI FLEET LT A BUSINESS
ARI FLEET LT (LSR)